Class A Common Stock Subject to Possible Redemption - Additional Information (Detail) - Common Class A [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 $ / shares shares
Temporary Equity [Line Items]
Common stock shares authorized	200,000,000	200,000,000	200,000,000
Common stock par or stated value per share | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Number of votes per share	1	1
Temporary equity shares outstanding	7,948,405	7,948,405	40,000,000